Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 153	$ 157
Ending balance	146	153
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	411	404
Additions	27	21
Fully depreciated assets written off	(30)	(15)
Disposals	(16)	(5)
Exchange and other adjustments	(5)	6
Ending balance	387	411
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(258)	(247)
Fully depreciated assets written off	30	15
Disposals	8	5
Exchange and other adjustments	4	(3)
Provided	(24)	(24)
System Fund expense	(4)	(4)
Impairment reversal	3
Ending balance	(241)	(258)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57	61
Ending balance	46	57
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111	112
Additions	0	1
Fully depreciated assets written off	(3)
Disposals	(8)	(2)
Exchange and other adjustments	(1)
Ending balance	99	111
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(54)	(51)
Fully depreciated assets written off	3
Disposals		2
Exchange and other adjustments	1	1
Provided	(3)	(6)
Ending balance	(53)	(54)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96	96
Ending balance	100	96
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	300	292
Additions	27	20
Fully depreciated assets written off	(27)	(15)
Disposals	(8)	(3)
Exchange and other adjustments	(4)	6
Ending balance	288	300
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(204)	(196)
Fully depreciated assets written off	27	15
Disposals	8	3
Exchange and other adjustments	3	(4)
Provided	(21)	(18)
System Fund expense	(4)	(4)
Impairment reversal	3
Ending balance	$ (188)	$ (204)